Document and Entity Information	Sep. 04, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 04, 2024
Entity File Number	001-37999
Entity Registrant Name	REV Group, Inc.
Entity Central Index Key	0001687221
Entity Tax Identification Number	26-3013415
Entity Incorporation State Country Code	DE
Entity Address, Address Line One	245 South Executive Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Brookfield
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53005
City Area Code	414
Local Phone Number	290-0190
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock ($0.001 Par Value)
Trading Symbol	REVG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false